U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Filing Under Rule 24F-2
                of the Investment Company Act of 1940

               Read instructions at end of Form before preparing Form.
                             Please print or type.

 1.  Name and address of issuer:

      The Hartford Mutual Funds II, Inc.
      690 Lee Road
      Wayne, PA 19087


 2. The name and EDGAR identifier of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes
      of securities of the issuer, check the box but do not list
      series or classes):   []

      Hartford Schroders China A Fund
      Hartford Schroders Diversified Emerging Markets Fund
      Hartford Schroders Emerging Markets Equity Fund
      Hartford Schroders Emerging Markets Multi-Sector Bond Fund
      The Hartford Growth Opportunities Fund
      Hartford Schroders International Multi-Cap Value Fund
      Hartford Schroders International Stock Fund
      Hartford Quality Value Fund
      Hartford Schroders Securitized Income Fund
      The Hartford Small Cap Growth Fund
      Hartford Schroders Tax-Aware Bond Fund
      Hartford Schroders US MidCap Opportunities Fund
      Hartford Schroders US Small Cap Opportunities Fund

 3.  Investment Company Act File Number:  811-00558

     Securities Act File Number:  002-11387

 4(a).  Last day of fiscal year for which this Form is filed: 10/31/2021

 4(b).  [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check box if this is the last time the issuer will be filing this Form.
        Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

 5. Calculation of registration fee (if calculating on a class-by-class or series-by-series basis, provide the EDGAR identifier for each such class or series):

   (i)   Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):         $ 11,671,231,895

   (ii)  Aggregate price of securities redeemed or
         repurchased during the fiscal year:       $ 6,686,846,584

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending
         no earlier than October 11, 1995 that were not
         previously used to reduce registration fees
         payable to the Commission:                 $ 4,141,192

   (iv)  Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                    - $ 6,690,987,776

   (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                $ 4,980,244,119

   (vi)  Redemption credits available for use in future years
         - if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:               $ 0

   (vii) Multiplier for determining registration fee
         (See Instruction C.9):                                  X 0.0000927

   (viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):                    = $ 461,669

 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:0

 7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): + $ 0

 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $ 461,669

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 01/25/2022

           Method of Delivery:

                       [x]   Wire Transfer

                       []   Mail or other means

10. Explanatory Notes (if any): The issuer may provide any information it believes would be helpful in understanding the information reported in response to any item of this Form. To the extent responses relate to a particular item, provide the item number(s), as applicable.

                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*

               /s/   John Stanziani
                   -------------------------------------------------------------
                     John Stanziani, Assistant Treasurer
                   -------------------------------------------------------------


     Date: 1/27/2022
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